Notes Payable - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Debt Instrument [Line Items]
Debt instrument redemption price percentage	100.00%
2017 Notes
Debt Instrument [Line Items]
Interest rate	2.25%	2.25%
2022 Ten-year Notes
Debt Instrument [Line Items]
Interest rate	3.50%	3.50%
2017 Notes and 2022 Ten-year Notes
Debt Instrument [Line Items]
Payment frequency of debt interest	semi-annually
2018 Notes
Debt Instrument [Line Items]
Interest rate	3.25%	3.25%
Payment frequency of debt interest	semi-annually
2019 Notes
Debt Instrument [Line Items]
Interest rate	2.75%	2.75%
Payment frequency of debt interest	semi-annually
2020 Notes
Debt Instrument [Line Items]
Interest rate	3.00%	3.00%
2025 Notes
Debt Instrument [Line Items]
Interest rate	4.13%	4.13%
2020 Notes and 2025 Notes
Debt Instrument [Line Items]
Payment frequency of debt interest	semi-annually
2022 Five-year Notes
Debt Instrument [Line Items]
Interest rate	2.88%	2.88%
2027 Notes
Debt Instrument [Line Items]
Interest rate	3.63%	3.63%
2022 Five-year Notes and 2027 Notes
Debt Instrument [Line Items]
Payment frequency of debt interest	semi-annually
2023 Notes
Debt Instrument [Line Items]
Interest rate	3.88%	3.88%
2028 March Notes
Debt Instrument [Line Items]
Interest rate	4.38%	4.38%
2023 Notes and 2028 March Notes
Debt Instrument [Line Items]
Payment frequency of debt interest	semi-annually
2024 November Notes
Debt Instrument [Line Items]
Interest rate	4.38%	4.38%
2028 November Notes
Debt Instrument [Line Items]
Interest rate	4.88%	4.88%
2024 and 2028 November Notes
Debt Instrument [Line Items]
Payment frequency of debt interest	semi-annually
2024 December Notes
Debt Instrument [Line Items]
Interest rate	4.38%	4.38%
Payment frequency of debt interest	semi-annually
2024 December Notes
Debt Instrument [Line Items]
Discount on debt issued	$ 25	¥ 160
Debt issuance cost	$ 35	¥ 225